Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent Events

Effective October 3, 2025, the Company entered into a securities purchase agreement dated September 30, 2025 with an accredited investor, pursuant to which the Company sold an unsecured original issue discount promissory note in the principal amount of $287,500. The Company received net proceeds of $250,000 in consideration of issuance of the unsecured original discount promissory note and the proceeds from the sale shall be used for working capital. Pursuant to the securities purchase agreement, as consideration for the purchase of the unsecured original issue discount promissory note, the Company issued 17,000,000 shares of the Company’s common stock to the accredited investor. The note is convertible into common shares of the Company after 180 days, at a rate of $0.01, but in the event the trading price is below $0.01 for 5 consecutive trading days the conversion price resets to $0.0075; if the trading price falls below $0.0075 for 5 consecutive days, the fixed price is eliminated and re-adjusted every 21 days.

On October 9, 2025, the Company issued 6,666,667 shares of restricted common stock to an accredited investor in consideration of gross proceeds of $200,000.

Subsequent to September 30, 2025, the Company has issued 6,833,333 shares of restricted common stock for services to outside consultants. On the date of issuance, the shares are fully earned and non-forfeitable.

Subsequent to September 30, 2025 and through November 12, 2025, the Company has issued an aggregate of 112,773,601 shares of restricted common stock for the cashless exercise of an aggregate of 146,000,000 common stock warrants held by 16 warrant holders.

Subsequent to September 30, 2025, the Company has issued 404,005,115 shares of restricted common stock for the cashless exercise of 442,792,088 common stock options by the Company’s chief financial officer.

The Company and BAIF entered into a memorandum of understanding dated October 15, 2025 (the “MOU”) for the purposes of organizing DC Estate Solutions Cayman Limited, a Cayman Island entity (the “SPV”) which was organized by the Company on October 23, 2025. On November 6, 2025 the SPV and BAIF entered into a share purchase agreement (the “SPV SPA”). The SPV is owned and controlled 75% by the Company and 25% by BAIF. The principal of BAIF is Jose Mora. The SPV has acquired five property leases, which were previously assigned to and held by BAIF, consisting of 100 hectares of land each located in the Spain cities of Malpica, Caceres, Vianos, Cordoba and Torrecampo (the “Spain Leases”). The Spain Leases are held by wholly owned subsidiaries of the SPV. The Spain Leases are for an average term of 35 years at an initial total average cost of $96,000 per month for all sites. As a condition of each lease, the payments are subject to meeting certain milestones, such as obtaining a favorable urban compatibility reports and connection points. Under the terms of the Spain Leases, the Company will pay approximately $15,000 to the owners of the Cordoba site in 2026. No further payments are expected in 2026.

The Company and BAIF intend to use the Spain Leases to develop and operate high-performance computing (HPC) datacenter sites. Upon execution of the MOU the Company paid BAIF $250,000 and the Company paid BAIF an additional $250,000 on the closing of the SPV SPA. The Company intends to issue Mr. Mora options to purchase 250,000,000 shares of the Company’s common stock at an exercise price to be determined prior to issuance. In addition, the SPV will enter into an employment agreement with Mr. Mora with an annual base salary of $400,000 and additional equity and cash incentives. The Company intends to develop the sites as gas powered fully autonomous energy islands for Tier 3 level uptime AI data centers. The total capacity to be developed across the 5 sites is anticipated to be up to 1.8 Gigawatts. We believe that since the sites will be autonomous energy islands no grid connection is required and there will be no material reliance on grid infrastructure. Thereby, subject to financing, reducing time to power for our data center clients to 18 months. The total capacity of the sites is planned to be 360 MW per site. An application to connect to the local gas pipeline for gas supply has already been made and approval is expected to be received within 30 days. The Company is negotiating a power purchase agreement with an energy company to develop a 360MW gas turbine facility to convert gas fuel into electricity. In addition, the Company is in negotiation for a 90 MW gas Fuel cell power facility to be supplied under a power purchase agreement for each site. The Company will need to secure fibre connections, environmental permits and all necessary contractor permits. The sites will then be classed at Ready to Build (RTB) as the Company intends to sell the sites on a RTB basis. We estimate the Company will require $5 million of working capital to achieve full RTB status on all 5 sites. Additional capital is required to develop the sites and the further development of the datacenters to RTB will require substantial capital. There are no assurances that the Company will receive sufficient capital or will receive capital on reasonable terms. In addition, there are no assurances the application and permits will be received or that agreements will be completed or the datacenters ultimately developed and sold or become operational.